Share-Based Compensation - Summary Of Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Total share-based compensation	$ 10.2	$ 9.6	$ 7.3
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Total share-based compensation	4.2	4.0	3.0
Performance shares
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Total share-based compensation	0.4	0.5	(0.1)
Restricted stock units
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Total share-based compensation	$ 5.6	$ 5.1	$ 4.4